Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIMENSIONAL ETF TRUST
Entity Central Index Key	0001816125
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Dimensional California Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional California Municipal Bond ETF
Class Name	Dimensional California Municipal Bond ETF
Trading Symbol	DFCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$20	0.19%[1]
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.34% for the Fund and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming shorter-duration California municipal bonds.
Relative to the benchmark, the Fund’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (06/26/2023)
Dimensional California Municipal Bond ETF – NAV	6.34%	2.74%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	3.09%
S&P Intermediate Term California AMT-Free Municipal Bond Index	7.18%	2.80%
[2]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 344,607,000
Holdings Count | $ / shares	295
Advisory Fees Paid, Amount	$ 347,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$344,607
Number of Holdings	295
Net Advisory Fees Paid (Thousands)	$347
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	28.8%
General	20.5%
School District	20.3%
Water	9.9%
Higher Education	6.1%
Power	5.8%
Medical	4.3%
Education	1.8%
Utilities	1.3%
Tobacco Settlement	0.5%
Airport	0.4%
Transportation	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	15.9%
1 to 3 Years	6.4%
3 to 5 Years	9.0%
5 to 10 Years	22.6%
Greater than 10 Years	46.1%

Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Core Fixed Income ETF
Class Name	Dimensional Core Fixed Income ETF
Trading Symbol	DFCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$18	0.17%[1]
[3]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 10.83% for the Fund and 10.55% for the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Underweight to short-term bonds and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed short-term bonds.
• Overweight to corporate bonds contributed positively as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional Core Fixed Income ETF – NAV	10.83%	-2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,731,916,000
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 7,290,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,731,916
Number of Holdings	1,679
Net Advisory Fees Paid (Thousands)	$7,290
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	37.3%
U.S. Government Agency Mortgages	21.1%
Financials	16.3%
Energy	5.2%
Health Care	2.9%
Consumer Staples	2.7%
Information Technology	2.6%
Communication Services	2.4%
Utilities	2.1%
Industrials	2.1%
Real Estate	2.0%
Consumer Discretionary	1.9%
Materials	1.1%
Sovereign Bond	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	17.9%
1 to 3 Years	12.9%
3 to 5 Years	10.6%
5 to 10 Years	20.2%
Greater than 10 Years	38.4%
[4]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Core Equity Market ETF
Class Name	Dimensional Emerging Core Equity Market ETF
Trading Symbol	DFAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.86% for the Fund and 25.09% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (12/01/2020)
Dimensional Emerging Core Equity Market ETF – NAV	24.86%	3.30%
MSCI Emerging Markets IMI Index (net div.)	25.09%	1.24%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,818,131,000
Holdings Count | $ / shares	5,924
Advisory Fees Paid, Amount	$ 13,742,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,818,131
Number of Holdings	5,924
Net Advisory Fees Paid (Thousands)	$13,742
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	8.5%
Tencent Holdings, Ltd.	3.6%
Samsung Electronics Co., Ltd.	2.2%
Alibaba Group Holding, Ltd.	1.9%
China Construction Bank Corp.	0.9%
Reliance Industries, Ltd.	1.0%
Meituan	1.0%
Infosys, Ltd.	0.9%
ICICI Bank, Ltd.	0.9%
Hon Hai Precision Industry Co., Ltd.	0.8%

Top Countries (% of Total Investments)
China	25.6%
India	21.1%
Taiwan	19.9%
Korea, Republic of	10.0%
Brazil	3.9%
Saudi Arabia	3.8%
South Africa	2.9%
Mexico	1.6%
Indonesia	1.8%
Thailand	1.8%
[5],[6]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Core Equity 2 ETF
Class Name	Dimensional Emerging Markets Core Equity 2 ETF
Trading Symbol	DFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$44	0.39%[1]
[7]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%	[7]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.19% for the Fund and 25.09% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Core Equity 2 ETF – NAV	24.19%	5.88%
MSCI Emerging Markets IMI Index (net div.)	25.09%	5.83%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,342,396,000
Holdings Count | $ / shares	6,338
Advisory Fees Paid, Amount	$ 11,330,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,342,396
Number of Holdings	6,338
Net Advisory Fees Paid (Thousands)	$11,330
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
Tencent Holdings, Ltd.	3.1%
Samsung Electronics Co., Ltd.	1.8%
Alibaba Group Holding, Ltd.	1.3%
China Construction Bank Corp.	1.0%
Infosys, Ltd.	0.9%
ICICI Bank, Ltd.	0.8%
Ping An Insurance Group Co. of China, Ltd.	0.7%
Reliance Industries, Ltd.	0.7%
Petroleo Brasileiro SA	0.7%

Top Countries (% of Total Investments)
India	21.9%
China	24.7%
Taiwan	19.9%
Korea, Republic of	10.0%
Saudi Arabia	3.8%
South Africa	2.9%
Brazil	3.9%
Mexico	1.4%
United Arab Emirates	1.3%
Indonesia	1.7%
[8],[9]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets High Profitability ETF
Class Name	Dimensional Emerging Markets High Profitability ETF
Trading Symbol	DEHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$45	0.41%[1]
[10]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%	[10]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 19.86% for the Fund and 25.32% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on high profitability stocks with lower relative prices detracted.
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets High Profitability ETF – NAV	19.86%	3.58%
MSCI Emerging Markets Index (net div.)	25.32%	5.50%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 206,371,000
Holdings Count | $ / shares	714
Advisory Fees Paid, Amount	$ 605,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$206,371
Number of Holdings	714
Net Advisory Fees Paid (Thousands)	$605
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Tencent Holdings, Ltd.	5.3%
PDD Holdings, Inc.	2.6%
Infosys, Ltd.	2.1%
Samsung Electronics Co., Ltd.	2.1%
SK Hynix, Inc.	1.9%
Petroleo Brasileiro SA	1.8%
Kuaishou Technology	1.4%
Bharti Airtel, Ltd.	1.4%
ANTA Sports Products, Ltd.	1.4%

Top Countries (% of Total Investments)
China	26.6%
Taiwan	20.2%
India	19.6%
Korea, Republic of	10.3%
Saudi Arabia	3.5%
Brazil	3.3%
South Africa	3.3%
Malaysia	1.6%
Mexico	1.7%
Indonesia	1.7%
[11],[12]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Mary Phillips was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Class Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Trading Symbol	DFSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$46	0.41%[1]
[13]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.21% for the Fund and 25.09% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Sustainability screens detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/01/2022)
Dimensional Emerging Markets Sustainability Core 1 ETF – NAV	24.21%	18.23%
MSCI Emerging Markets IMI Index (net div.)	25.09%	16.94%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 315,527,000
Holdings Count | $ / shares	4,216
Advisory Fees Paid, Amount	$ 698,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$315,527
Number of Holdings	4,216
Net Advisory Fees Paid (Thousands)	$698
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	1.7%
Alibaba Group Holding, Ltd.	1.5%
Infosys, Ltd.	1.2%
China Construction Bank Corp.	0.8%
PDD Holdings, Inc.	0.8%
Hon Hai Precision Industry Co., Ltd.	0.7%
ICICI Bank, Ltd.	0.7%
Lenovo Group, Ltd.	0.6%

Top Countries (% of Total Investments)
China	25.9%
Taiwan	21.1%
India	20.0%
Korea, Republic of	12.0%
Saudi Arabia	3.4%
Brazil	3.9%
South Africa	2.5%
Mexico	1.7%
United Arab Emirates	1.7%
Malaysia	1.3%
[14],[15]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value ETF
Class Name	Dimensional Emerging Markets Value ETF
Trading Symbol	DFEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$48	0.43%[1]
[16]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%	[16]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 25.09% for the Fund and 22.58% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap value stocks outperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
  Relative to the benchmark, the Fund’s:
• Focus on small value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Value ETF – NAV	25.09%	7.58%
MSCI Emerging Markets Index (net div.)[1]	25.32%	5.50%
MSCI Emerging Markets Value Index (net div.)	22.58%	6.66%
[17]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 776,803,000
Holdings Count | $ / shares	2,908
Advisory Fees Paid, Amount	$ 2,114,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$776,803
Number of Holdings	2,908
Net Advisory Fees Paid (Thousands)	$2,114
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Reliance Industries, Ltd.	3.1%
China Construction Bank Corp.	2.6%
Hon Hai Precision Industry Co., Ltd.	2.6%
Alibaba Group Holding, Ltd.	2.1%
Petroleo Brasileiro SA	1.7%
SK Hynix, Inc.	1.7%
Axis Bank, Ltd.	1.5%
Ping An Insurance Group Co. of China, Ltd.	1.4%
Bank of China, Ltd.	1.2%
Industrial & Commercial Bank of China, Ltd.	1.0%

Top Countries (% of Total Investments)
China	26.2%
India	20.0%
Taiwan	19.9%
Korea, Republic of	10.6%
Brazil	3.9%
Saudi Arabia	3.4%
South Africa	2.8%
Mexico	1.6%
Thailand	1.6%
United Arab Emirates	1.3%
[18],[19]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Mary Phillips was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Core Plus Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Core Plus Fixed Income ETF
Class Name	Dimensional Global Core Plus Fixed Income ETF
Trading Symbol	DFGP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 7, 2023 (date of the Fund’s inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$23	0.22%1,2,[3]
[20],[21],[22]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%	[20],[21],[22]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 7, 2023, through October 31, 2024, total returns were 10.54% for the Fund and 8.22% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets during the period. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to the benchmark, the Fund’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed higher-rated corporate bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter-term bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/07/2023)
Dimensional Global Core Plus Fixed Income ETF – NAV	10.54%
Bloomberg Global Aggregate Bond Index (hedged to USD)	8.22%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,068,205,000
Holdings Count | $ / shares	1,087
Advisory Fees Paid, Amount	$ 995,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,068,205
Number of Holdings	1,087
Net Advisory Fees Paid (Thousands)	$995
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	33.8%
Sovereign Bond	11.9%
Energy	9.5%
U.S. Government Agency Mortgages	8.8%
U.S. Treasury Obligation	5.9%
Consumer Discretionary	5.5%
Real Estate	5.1%
Consumer Staples	3.6%
Communication Services	3.3%
Health Care	3.2%
Industrials	2.7%
Information Technology	2.7%
Materials	2.1%
Utilities	1.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	15.1%
1 to 3 Years	9.6%
3 to 5 Years	3.4%
5 to 10 Years	26.0%
Greater than 10 Years	45.9%
[23]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Credit ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Credit ETF
Class Name	Dimensional Global Credit ETF
Trading Symbol	DGCB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 7, 2023 (date of the Fund’s inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$21	0.20%1,2,[3]
[24],[25],[26]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[24],[25],[26]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 7, 2023, through October 31, 2024, total returns were 10.49% for the Fund and 9.98% for the Bloomberg Global Aggregate Credit Bond Index (hedged to USD), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as lower-rated corporate bonds outperformed higher-rated government and corporate bonds.
  Relative to the benchmark, the Fund’s:
• Overweight to BBB rated corporate bonds contributed positively to relative performance as BBB rated corporate bonds outperformed AAA and AA rated bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/07/2023)
Dimensional Global Credit ETF – NAV	10.49%
Bloomberg Global Aggregate Bond Index (hedged to USD)	8.22%
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)	9.98%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 448,856,000
Holdings Count | $ / shares	878
Advisory Fees Paid, Amount	$ 314,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$448,856
Number of Holdings	878
Net Advisory Fees Paid (Thousands)	$314
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	36.2%
Energy	12.3%
Industrials	6.8%
Utilities	6.0%
Health Care	5.7%
Communication Services	5.2%
Consumer Discretionary	5.0%
Real Estate	4.8%
Information Technology	4.2%
Consumer Staples	4.0%
Materials	3.9%
U.S. Treasury Obligation	3.5%
Sovereign Bond	2.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.9%
1 to 3 Years	15.0%
3 to 5 Years	3.9%
5 to 10 Years	27.0%
Greater than 10 Years	43.2%
[27]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global ex US Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global ex US Core Fixed Income ETF
Class Name	Dimensional Global ex US Core Fixed Income ETF
Trading Symbol	DFGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global ex US Core Fixed Income ETF (the “Fund”) for the period of November 7, 2023 (date of the Fund’s inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global ex US Core Fixed Income ETF	$21	0.20%1,2,[3]
[28],[29],[30]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[28],[29],[30]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 7, 2023, through October 31, 2024, total returns were 8.49% for the Fund and 8.21% for the Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Exclusion of bonds denominated in the Chinese yuan detracted from relative performance as these bonds outperformed other global bonds during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/07/2023)
Dimensional Global ex US Core Fixed Income ETF – NAV	8.49%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)	8.21%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 590,071,000
Holdings Count | $ / shares	477
Advisory Fees Paid, Amount	$ 409,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$590,071
Number of Holdings	477
Net Advisory Fees Paid (Thousands)	$409
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	46.5%
Sovereign Bond	15.5%
Consumer Discretionary	6.1%
Industrials	6.1%
Communication Services	4.6%
Utilities	4.2%
Energy	3.8%
Consumer Staples	3.5%
Real Estate	3.2%
Materials	2.6%
Health Care	2.5%
U.S. Treasury Obligation	0.7%
Information Technology	0.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	17.1%
1 to 3 Years	2.3%
3 to 5 Years	5.8%
5 to 10 Years	28.9%
Greater than 10 Years	45.9%
[31]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Real Estate ETF
Class Name	Dimensional Global Real Estate ETF
Trading Symbol	DFGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$25	0.22%[1]
[32]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[32]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 30.95% for the Fund and 30.66% for the S&P Global REIT Index (net dividends) the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Publicly traded global real estate investment trusts (REITs) had positive returns for the period. The U.S. REIT market had positive performance for the period as measured by the Dow Jones US Select REIT indices and outperformed non-U.S. REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:
• Inclusion of specialized REITs, particularly Tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (12/06/2022)
Dimensional Global Real Estate ETF – NAV	30.95%	8.41%
MSCI All Country World IMI Index (net div.)[1]	32.33%	18.04%
S&P Global REIT Index (net div.)[2]	30.66%	8.56%
[33],[34]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,093,433,000
Holdings Count | $ / shares	457
Advisory Fees Paid, Amount	$ 3,109,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,093,433
Number of Holdings	457
Net Advisory Fees Paid (Thousands)	$3,109
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Prologis, Inc.	5.8%
American Tower Corp.	5.6%
Equinix, Inc.	4.8%
Welltower, Inc.	4.6%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	3.1%
Public Storage	2.9%
Realty Income Corp.	2.9%
Crown Castle, Inc.	2.4%
Goodman Group	2.3%

Top Countries (% of Total Investments)
United States	75.6%
Australia	6.1%
Japan	4.7%
United Kingdom	3.8%
Singapore	2.6%
France	1.6%
Canada	1.1%
Belgium	0.9%
Hong Kong	0.8%
South Africa	0.6%
[35],[36]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Sustainability Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Sustainability Fixed Income ETF
Class Name	Dimensional Global Sustainability Fixed Income ETF
Trading Symbol	DFSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$25	0.24%[1]
[37]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[37]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 11.76% for the Fund and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when these intermediate-term bonds outperformed shorter-term bonds.
• Underweight to bonds denominated in Japanese yen during the beginning to the middle of the period contributed positively to relative performance as these bonds underperformed other global developed market bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2022)
Dimensional Global Sustainability Fixed Income ETF – NAV[1]	11.76%	6.13%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	5.04%
[38]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 371,978,000
Holdings Count | $ / shares	600
Advisory Fees Paid, Amount	$ 590,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$371,978
Number of Holdings	600
Net Advisory Fees Paid (Thousands)	$590
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	41.3%
Sovereign Bond	17.4%
U.S. Government Agency Mortgages	8.7%
U.S. Treasury Obligation	7.0%
Information Technology	5.5%
Consumer Discretionary	4.4%
Health Care	4.1%
Communication Services	3.7%
Industrials	3.5%
Real Estate	2.0%
Energy	1.2%
Consumer Staples	0.8%
Materials	0.2%
Utilities	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	16.8%
1 to 3 Years	10.5%
3 to 5 Years	11.0%
5 to 10 Years	13.6%
Greater than 10 Years	48.1%
[39]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Inflation-Protected Securities ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Inflation-Protected Securities ETF
Class Name	Dimensional Inflation-Protected Securities ETF
Trading Symbol	DFIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$11	0.11%[1]
[40]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[40]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.79% for the Fund and 8.61% for the Bloomberg U.S. TIPS Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Real yields decreased in the US markets. Real term premiums were positive, with longer-term TIPS outperforming shorter-term TIPS.
Relative to the benchmark, the Fund’s:
• Underweight to TIPS with maturities shorter than four-years and overweight TIPS in the 15- to 20-year maturity range contributed positively to relative performance.
• Underweight to TIPS with maturities longer than 20-years detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional Inflation-Protected Securities ETF – NAV	8.79%	-2.18%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-2.08%
Bloomberg U.S. TIPS Index	8.61%	-2.03%
[41]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 788,901,000
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 484,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$788,901
Number of Holdings	18
Net Advisory Fees Paid (Thousands)	$484
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	100.0%

Maturity Allocation (% of Total Investments)
3 to 5 Years	26.2%
5 to 10 Years	57.9%
Greater than 10 Years	15.9%
[42]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity 2 ETF
Class Name	Dimensional International Core Equity 2 ETF
Trading Symbol	DFIC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 22.56% for the Fund and 23.81% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International Core Equity 2 ETF – NAV	22.56%	5.10%
MSCI World ex USA IMI Index (net div.)	23.81%	4.80%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,939,704,000
Holdings Count | $ / shares	4,173
Advisory Fees Paid, Amount	$ 11,875,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,939,704
Number of Holdings	4,173
Net Advisory Fees Paid (Thousands)	$11,875
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	1.2%
Novo Nordisk A/S	1.0%
Novartis AG	1.0%
TotalEnergies SE	0.9%
Toyota Motor Corp.	0.8%
Royal Bank of Canada	0.7%
ASML Holding NV	0.7%
Nestle SA	0.7%
Deutsche Telekom AG	0.6%
Roche Holding AG	0.6%

Top Countries (% of Total Investments)
Japan	23.0%
United Kingdom	12.8%
Canada	11.5%
Switzerland	8.0%
France	7.6%
Germany	7.6%
Australia	6.4%
Netherlands	3.4%
Denmark	3.0%
Italy	3.0%
[43],[44]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity Market ETF
Class Name	Dimensional International Core Equity Market ETF
Trading Symbol	DFAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 23.31% for the Fund and 23.81% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/17/2020)
Dimensional International Core Equity Market ETF – NAV	23.31%	7.36%
MSCI World ex USA IMI Index (net div.)	23.81%	6.19%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,113,627,000
Holdings Count | $ / shares	3,880
Advisory Fees Paid, Amount	$ 10,524,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,113,627
Number of Holdings	3,880
Net Advisory Fees Paid (Thousands)	$10,524
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Novo Nordisk A/S	1.6%
Shell PLC	1.2%
Novartis AG	1.2%
ASML Holding NV	1.1%
Roche Holding AG	1.2%
Nestle SA	1.1%
SAP SE	0.9%
Toyota Motor Corp.	0.9%
AstraZeneca PLC	0.9%
TotalEnergies SE	0.9%

Top Countries (% of Total Investments)
Japan	22.9%
United Kingdom	12.7%
Canada	11.3%
France	8.8%
Switzerland	8.4%
Germany	7.6%
Australia	6.8%
Netherlands	3.5%
Denmark	3.0%
Sweden	3.0%
[45],[46]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International High Profitability ETF
Class Name	Dimensional International High Profitability ETF
Trading Symbol	DIHP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 18.97% for the Fund and 23.84% for the MSCI World ex USA Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Focus on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International High Profitability ETF – NAV	18.97%	3.98%
MSCI World ex USA Index (net div.)	23.84%	5.50%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,775,686,000
Holdings Count | $ / shares	480
Advisory Fees Paid, Amount	$ 5,292,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,775,686
Number of Holdings	480
Net Advisory Fees Paid (Thousands)	$5,292
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.3%
LVMH Moet Hennessy Louis Vuitton SE	2.7%
ASML Holding NV	2.5%
TotalEnergies SE	2.4%
Novo Nordisk A/S	2.3%
Nestle SA	2.3%
Unilever PLC	2.1%
BHP Group, Ltd.	1.9%
Sony Group Corp.	1.6%
AstraZeneca PLC	1.5%

Top Countries (% of Total Investments)
Japan	22.9%
United Kingdom	13.8%
Canada	10.4%
France	9.6%
Switzerland	8.7%
Germany	7.2%
Australia	6.8%
Netherlands	3.8%
Sweden	2.9%
Denmark	2.8%
[47],[48]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap ETF
Class Name	Dimensional International Small Cap ETF
Trading Symbol	DFIS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$44	0.39%[1]
[49]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%	[49]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.29% for the Fund and 23.60% for the MSCI World ex USA Small Cap Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Exclusion of low profitability growth stocks contributed.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap ETF – NAV	24.29%	2.55%
MSCI World ex USA Index (net div.)[1]	23.84%	5.50%
MSCI World ex USA Small Cap Index (net div.)	23.60%	0.63%
[50]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,089,515,000
Holdings Count | $ / shares	3,437
Advisory Fees Paid, Amount	$ 5,154,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,089,515
Number of Holdings	3,437
Net Advisory Fees Paid (Thousands)	$5,154
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
GEA Group AG	0.5%
LEG Immobilien SE	0.4%
Belimo Holding AG	0.4%
BPER Banca SPA	0.4%
Celestica, Inc.	0.4%
BAWAG Group AG	0.4%
Unipol Gruppo SpA	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Georg Fischer AG	0.3%
Whitecap Resources, Inc.	0.3%

Top Countries (% of Total Investments)
Japan	23.3%
United Kingdom	13.1%
Canada	11.9%
Switzerland	7.4%
Australia	7.1%
Germany	6.3%
France	5.2%
Italy	4.6%
Sweden	3.1%
Finland	2.8%
[51],[52]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap Value ETF
Class Name	Dimensional International Small Cap Value ETF
Trading Symbol	DISV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$47	0.42%[1]
[53]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%	[53]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 23.15% for the Fund and 22.18% for the MSCI World ex USA Small Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks contributed, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which underperformed.
• Exclusion of REITs also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap Value ETF – NAV	23.15%	6.10%
MSCI World ex USA Index (net div.)[1]	23.84%	5.50%
MSCI World ex USA Small Value Index (net div.)	22.18%	2.75%
[54]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,133,328,000
Holdings Count | $ / shares	1,442
Advisory Fees Paid, Amount	$ 7,058,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,133,328
Number of Holdings	1,442
Net Advisory Fees Paid (Thousands)	$7,058
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
BPER Banca SPA	1.1%
Swiss Prime Site AG	0.8%
Marks & Spencer Group PLC	0.8%
Banca Monte dei Paschi di Siena SpA	0.8%
Bellway PLC	0.8%
Eldorado Gold Corp.	0.7%
Whitecap Resources, Inc.	0.7%
Adecco Group AG	0.7%
Vistry Group PLC	0.7%
Bankinter SA	0.7%

Top Countries (% of Total Investments)
Japan	24.0%
United Kingdom	15.1%
Canada	10.9%
Australia	7.7%
Switzerland	6.8%
Italy	5.7%
Germany	5.0%
France	4.5%
Sweden	3.2%
United States	0.1%
[55],[56]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Sustainability Core 1 ETF
Class Name	Dimensional International Sustainability Core 1 ETF
Trading Symbol	DFSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$27	0.24%[1]
[57]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%	[57]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 25.73% for the Fund and 23.81% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Fund’s:
• Sustainability considerations contributed.
• Emphasis on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/01/2022)
Dimensional International Sustainability Core 1 ETF – NAV	25.73%	18.26%
MSCI World ex USA IMI Index (net div.)	23.81%	17.09%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 530,161,000
Holdings Count | $ / shares	2,961
Advisory Fees Paid, Amount	$ 794,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$530,161
Number of Holdings	2,961
Net Advisory Fees Paid (Thousands)	$794
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Novo Nordisk A/S	2.0%
ASML Holding NV	1.3%
Unilever PLC	1.1%
Novartis AG	1.1%
Roche Holding AG	1.1%
AstraZeneca PLC	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Toyota Motor Corp.	0.8%
Recruit Holdings Co., Ltd.	0.8%
Royal Bank of Canada	0.8%

Top Countries (% of Total Investments)
Japan	21.3%
United Kingdom	13.1%
Canada	10.2%
Switzerland	8.2%
France	8.0%
Germany	7.7%
Australia	5.9%
Netherlands	5.0%
Denmark	3.9%
Sweden	4.0%
[58],[59]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Value ETF
Class Name	Dimensional International Value ETF
Trading Symbol	DFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 22.71% for the Fund and 23.93% for the MSCI World ex USA Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional International Value ETF – NAV[1]	22.71%	8.39%	5.33%
MSCI World ex USA Index (net div.)[2]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
[60],[61]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,853,790,000
Holdings Count | $ / shares	529
Advisory Fees Paid, Amount	$ 17,681,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,853,790
Number of Holdings	529
Net Advisory Fees Paid (Thousands)	$17,681
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.4%
TotalEnergies SE	2.6%
Novartis AG	2.0%
HSBC Holdings PLC	1.6%
Zurich Insurance Group AG	1.4%
Toyota Motor Corp.	1.3%
Mitsubishi UFJ Financial Group, Inc.	1.3%
Banco Santander SA	1.2%
Toronto-Dominion Bank (The)	1.3%
Cie de Saint-Gobain SA	1.3%

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	13.3%
Canada	10.9%
France	10.3%
Switzerland	9.8%
Germany	6.9%
Australia	6.6%
Netherlands	4.3%
Denmark	3.1%
Sweden	2.6%
[62],[63]
Material Fund Change [Text Block]	How Did the Fund Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional National Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional National Municipal Bond ETF
Class Name	Dimensional National Municipal Bond ETF
Trading Symbol	DFNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$18	0.17%[1]
[64]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[64]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.41% for the Fund and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Fund’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional National Municipal Bond ETF – NAV	6.41%	0.39%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	-0.35%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	0.14%
[65]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,381,242,000
Holdings Count | $ / shares	994
Advisory Fees Paid, Amount	$ 1,873,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,381,242
Number of Holdings	994
Net Advisory Fees Paid (Thousands)	$1,873
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	46.0%
School District	17.3%
General	7.8%
Water	5.0%
Power	4.3%
Medical	4.2%
Education	3.8%
Transportation	3.8%
Higher Education	3.5%
Utilities	2.7%
Airport	1.1%
Development	0.2%
Other	0.2%
Energy	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	14.4%
1 to 3 Years	21.8%
3 to 5 Years	15.6%
5 to 10 Years	14.7%
Greater than 10 Years	33.5%

Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Short-Duration Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Short-Duration Fixed Income ETF
Class Name	Dimensional Short-Duration Fixed Income ETF
Trading Symbol	DFSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$17	0.16%[1]
[66]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%	[66]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 7.10% for the Portfolio and 6.96% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional Short-Duration Fixed Income ETF – NAV	7.10%	1.29%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-2.08%
ICE BofA 1-5 Year US Corporate & Government Index[2]	6.96%	0.84%
[67],[68]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,562,821,000
Holdings Count | $ / shares	1,176
Advisory Fees Paid, Amount	$ 3,697,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,562,821
Number of Holdings	1,176
Net Advisory Fees Paid (Thousands)	$3,697
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	49.0%
U.S. Treasury Obligation	8.8%
Health Care	6.8%
Consumer Discretionary	6.0%
Energy	5.4%
Real Estate	5.2%
Industrials	4.6%
Utilities	3.5%
Information Technology	3.2%
Consumer Staples	2.6%
Communication Services	1.9%
Sovereign Bond	1.6%
Materials	1.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.4%
1 to 3 Years	16.3%
3 to 5 Years	54.3%
[69]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Core Equity 2 ETF
Class Name	Dimensional U.S. Core Equity 2 ETF
Trading Symbol	DFAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 35.83% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks.  Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Core Equity 2 ETF – NAV[1]	35.83%	13.96%	11.25%
Russell 3000® Index	37.86%	14.60%	12.44%
[70]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 31,334,738,000
Holdings Count | $ / shares	2,672
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$31,334,738
Number of Holdings	2,672
Net Advisory Fees Paid (Thousands)	$43,331
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Microsoft Corp.	4.6%
Meta Platforms, Inc.	2.2%
Alphabet, Inc.	2.1%
Amazon.com, Inc.	1.8%
Eli Lilly & Co.	1.1%
JPMorgan Chase & Co.	1.1%
Exxon Mobil Corp.	1.0%
Berkshire Hathaway, Inc.	1.0%

Sector Allocation (% of Total Investments)
Information Technology	24.4%
Financials	16.4%
Industrials	13.7%
Health Care	11.0%
Consumer Discretionary	9.9%
Communication Services	7.1%
Consumer Staples	5.8%
Energy	5.1%
Materials	4.1%
Utilities	2.1%
Real Estate	0.4%
[71],[72]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Fund. • Mary Phillips no longer serves as a portfolio manager to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Equity Market ETF (formerly Dimensional U.S. Equity ETF)
Class Name	Dimensional U.S. Equity Market ETF (formerly Dimensional U.S. Equity ETF)
Trading Symbol	DFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$11	0.09%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 37.87% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S equities and U.S. REITs had positive returns for the period. As measured by the Dow Jones US Select REIT Index, U.S. REITs underperformed U.S. equities as measured by the Russell indices.
Relative to the benchmark, the Fund’s:
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Equity Market ETF – NAV[1]	37.87%	15.20%	12.70%
Russell 3000® Index	37.86%	14.60%	12.44%
[73]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,330,976,000
Holdings Count | $ / shares	2,510
Advisory Fees Paid, Amount	$ 7,234,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,330,976
Number of Holdings	2,510
Net Advisory Fees Paid (Thousands)	$7,234
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	6.2%
Microsoft Corp.	5.4%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Tesla, Inc.	1.4%
Broadcom, Inc.	1.4%
Eli Lilly & Co.	1.3%

Sector Allocation (% of Total Investments)
Information Technology	30.0%
Financials	14.4%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	10.0%
Communication Services	8.9%
Consumer Staples	5.7%
Energy	3.6%
Materials	2.7%
Utilities	2.5%
Real Estate	0.2%
[74],[75]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• John Hertzer and Mary Phillips no longer serve as portfolio managers to the Fund.
Effective September 13, 2024, the Fund changed its name to the Dimensional U.S. Equity Market ETF.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Marketwide Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Marketwide Value ETF
Class Name	Dimensional US Marketwide Value ETF
Trading Symbol	DFUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 29.62% for the Fund and 31.02% for the Russell 3000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional US Marketwide Value ETF – NAV[1]	29.62%	9.89%	8.95%
Russell 3000® Index[2]	37.86%	14.60%	12.44%
Russell 3000® Value Index	31.02%	10.04%	8.77%
[76],[77]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,231,905,000
Holdings Count | $ / shares	1,335
Advisory Fees Paid, Amount	$ 20,482,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,231,905
Number of Holdings	1,335
Net Advisory Fees Paid (Thousands)	$20,482
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.6%
Exxon Mobil Corp.	3.8%
Berkshire Hathaway, Inc.	3.2%
Chevron Corp.	2.0%
Comcast Corp.	1.5%
Cisco Systems, Inc.	1.5%
Bank of America Corp.	1.4%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Abbott Laboratories	1.2%

Sector Allocation (% of Total Investments)
Financials	25.6%
Industrials	14.6%
Health Care	13.0%
Energy	12.6%
Information Technology	9.7%
Communication Services	7.1%
Materials	6.7%
Consumer Discretionary	5.6%
Consumer Staples	4.3%
Real Estate	0.6%
Utilities	0.2%
[78],[79]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Fund. • Mary Phillips no longer serves as a portfolio manager to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Small Cap ETF
Class Name	Dimensional U.S. Small Cap ETF
Trading Symbol	DFAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 30.55% for the Fund and 34.07% for the Russell 2000® Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on small cap stocks detracted, as the index held several holdings that were larger than our small cap definition, which outperformed.
• Exclusion of stocks with high asset growth detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Small Cap ETF – NAV[1]	30.55%	10.73%	8.62%
Russell 3000® Index[2]	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
[80],[81]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 8,863,482,000
Holdings Count | $ / shares	2,039
Advisory Fees Paid, Amount	$ 19,465,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$8,863,482
Number of Holdings	2,039
Net Advisory Fees Paid (Thousands)	$19,465
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	0.4%
Allison Transmission Holdings, Inc.	0.3%
Cadence Bank	0.3%
UFP Industries, Inc.	0.3%
Mueller Industries, Inc.	0.3%
RLI Corp.	0.3%
Fabrinet	0.3%
Abercrombie & Fitch Co.	0.3%
Wintrust Financial Corp.	0.3%
Taylor Morrison Home Corp.	0.3%

Sector Allocation (% of Total Investments)
Financials	21.4%
Industrials	20.8%
Consumer Discretionary	14.3%
Information Technology	12.0%
Health Care	9.9%
Materials	6.5%
Energy	5.1%
Consumer Staples	3.9%
Communication Services	2.8%
Utilities	2.7%
Real Estate	0.6%
[82],[83]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Targeted Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Targeted Value ETF
Class Name	Dimensional U.S. Targeted Value ETF
Trading Symbol	DFAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$32	0.28%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 28.36% for the Fund and 31.77% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Targeted Value ETF – NAV[1]	28.36%	12.04%	8.63%
Russell 3000® Index[2]	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
[84],[85]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 10,460,693,000
Holdings Count | $ / shares	1,511
Advisory Fees Paid, Amount	$ 26,215,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$10,460,693
Number of Holdings	1,511
Net Advisory Fees Paid (Thousands)	$26,215
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	1.1%
Unum Group	0.7%
TD SYNNEX Corp.	0.6%
Jackson Financial, Inc.	0.6%
Taylor Morrison Home Corp.	0.6%
WESCO International, Inc.	0.5%
Lithia Motors, Inc.	0.5%
United States Steel Corp.	0.5%
Comerica, Inc.	0.5%
Commercial Metals Co.	0.5%

Sector Allocation (% of Total Investments)
Financials	29.9%
Industrials	16.7%
Consumer Discretionary	14.0%
Energy	10.0%
Information Technology	7.2%
Materials	7.2%
Health Care	5.2%
Consumer Staples	4.9%
Communication Services	3.3%
Real Estate	1.3%
Utilities	0.3%
[86],[87]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Ultrashort Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Ultrashort Fixed Income ETF
Class Name	Dimensional Ultrashort Fixed Income ETF
Trading Symbol	DUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$15	0.15%[1]
[88]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[88]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.14% for the Fund and 5.39% for the ICE BofA US 3-Month Treasury Bill Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the U.S. Term premiums were positive, with longer-term securities outperforming shorter-term securities.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Allocation to securities with maturities longer than three-months contributed positively to relative performance as longer-term securities outperformed shorter-term securities.
• Inclusion of corporate bonds contributed positively to relative performance as corporate bonds outperformed treasury bills.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/26/2023)
Dimensional Ultrashort Fixed Income ETF – NAV	6.14%	6.02%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	7.83%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	5.40%
[89],[90]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 760,450,000
Holdings Count | $ / shares	458
Advisory Fees Paid, Amount	$ 398,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$760,450
Number of Holdings	458
Net Advisory Fees Paid (Thousands)	$398
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	40.8%
Industrials	9.5%
U.S. Treasury Obligation	8.4%
Consumer Discretionary	8.3%
Utilities	7.5%
Health Care	5.7%
Energy	4.6%
Real Estate	4.3%
Consumer Staples	3.9%
Materials	3.5%
Communication Services	2.0%
Information Technology	1.2%
Sovereign Bond	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	82.9%
1 to 3 Years	17.1%
[91]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity 1 ETF
Class Name	Dimensional US Core Equity 1 ETF
Trading Symbol	DCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$17	0.14%[1]
[92]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.14%	[92]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 36.47% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/12/2023)
Dimensional US Core Equity 1 ETF – NAV	36.47%	23.81%
Russell 3000® Index	37.86%	25.25%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 944,339,000
Holdings Count | $ / shares	2,327
Advisory Fees Paid, Amount	$ 490,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$944,339
Number of Holdings	2,327
Net Advisory Fees Paid (Thousands)	$490
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.5%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc.	2.0%
JPMorgan Chase & Co.	1.4%
Berkshire Hathaway, Inc.	1.3%
Eli Lilly & Co.	1.2%
Exxon Mobil Corp.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	25.0%
Financials	16.0%
Industrials	12.6%
Health Care	10.7%
Consumer Discretionary	10.3%
Communication Services	8.1%
Consumer Staples	5.9%
Energy	5.0%
Materials	3.6%
Utilities	2.5%
Real Estate	0.3%
[93],[94]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Fund. • Mary Phillips no longer serves as a portfolio manager to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity Market ETF
Class Name	Dimensional US Core Equity Market ETF
Trading Symbol	DFAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 37.00% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/17/2020)
Dimensional US Core Equity Market ETF – NAV	37.00%	13.62%
Russell 3000® Index	37.86%	12.92%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,535,258,000
Holdings Count | $ / shares	2,392
Advisory Fees Paid, Amount	$ 6,529,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,535,258
Number of Holdings	2,392
Net Advisory Fees Paid (Thousands)	$6,529
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.2%
Alphabet, Inc.	3.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.4%
Eli Lilly & Co.	1.2%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	28.8%
Financials	14.4%
Industrials	10.9%
Health Care	10.8%
Consumer Discretionary	10.7%
Communication Services	8.5%
Consumer Staples	5.8%
Energy	4.3%
Materials	2.9%
Utilities	2.6%
Real Estate	0.3%
[95],[96]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US High Profitability ETF
Class Name	Dimensional US High Profitability ETF
Trading Symbol	DUHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$25	0.21%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 35.66% for the Fund and 38.07% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
• Focus on high profitability stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (02/23/2022)
Dimensional US High Profitability ETF – NAV	35.66%	14.04%
Russell 1000® Index	38.07%	13.14%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,927,767,000
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 10,068,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,927,767
Number of Holdings	167
Net Advisory Fees Paid (Thousands)	$10,068
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.0%
Apple, Inc.	5.5%
Microsoft Corp.	4.5%
Eli Lilly & Co.	4.4%
Visa, Inc.	3.9%
Mastercard, Inc.	3.0%
AbbVie, Inc.	3.0%
Home Depot, Inc. (The)	2.6%
Johnson & Johnson	2.6%
Costco Wholesale Corp.	2.2%

Sector Allocation (% of Total Investments)
Information Technology	28.0%
Industrials	17.5%
Health Care	16.5%
Financials	10.6%
Consumer Discretionary	10.2%
Consumer Staples	10.0%
Energy	4.4%
Materials	1.3%
Communication Services	0.8%
Utilities	0.7%
[97],[98]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Value ETF
Class Name	Dimensional US Large Cap Value ETF
Trading Symbol	DFLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 31.21% for the Fund and 30.98% for the Russell 1000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (12/06/2022)
Dimensional US Large Cap Value ETF – NAV	31.21%	13.84%
Russell 1000® Index[1]	38.07%	23.11%
Russell 1000® Value Index	30.98%	13.61%
[99]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,621,133,000
Holdings Count | $ / shares	342
Advisory Fees Paid, Amount	$ 3,561,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,621,133
Number of Holdings	342
Net Advisory Fees Paid (Thousands)	$3,561
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	4.2%
Berkshire Hathaway, Inc.	2.1%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.7%
Comcast Corp.	1.6%
Verizon Communications, Inc.	1.5%
Wells Fargo & Co.	1.4%
AT&T, Inc.	1.3%
ConocoPhillips	1.3%

Sector Allocation (% of Total Investments)
Financials	24.0%
Industrials	14.1%
Health Care	13.4%
Energy	12.9%
Information Technology	10.1%
Materials	8.0%
Communication Services	6.9%
Consumer Staples	5.3%
Consumer Discretionary	4.4%
Real Estate	0.7%
Utilities	0.2%
[100],[101]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Vector ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Vector ETF
Class Name	Dimensional US Large Cap Vector ETF
Trading Symbol	DFVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2023 (date of the Fund’s inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$25	0.22%1,2,[3]
[102],[103],[104]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[102],[103],[104]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 1, 2023, through October 31, 2024, total NAV returns were 30.22% for the Fund and 36.70% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on value stocks detracted.
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/01/2023)
Dimensional US Large Cap Vector ETF – NAV	30.22%
Russell 1000® Index	36.70%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 301,615,000
Holdings Count | $ / shares	335
Advisory Fees Paid, Amount	$ 298,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$301,615
Number of Holdings	335
Net Advisory Fees Paid (Thousands)	$298
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	5.0%
Alphabet, Inc.	5.1%
Microsoft Corp.	4.7%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	1.9%
Visa, Inc.	1.6%
Procter & Gamble Co. (The)	1.5%
UnitedHealth Group, Inc.	1.6%

Sector Allocation (% of Total Investments)
Information Technology	15.5%
Industrials	14.9%
Communication Services	13.8%
Financials	13.1%
Health Care	11.1%
Consumer Discretionary	10.2%
Consumer Staples	8.5%
Energy	8.1%
Materials	4.2%
Utilities	0.5%
Real Estate	0.1%
[105],[106]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Real Estate ETF
Class Name	Dimensional US Real Estate ETF
Trading Symbol	DFAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$22	0.19%[1]
[107]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%	[107]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 33.87% for the Fund and 35.66% for the Dow Jones U.S. Select REIT Index the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. REITs had positive returns for the period. As measured by the Dow Jones US Select REIT Index, U.S. REITs underperformed U.S. equities as measured by the Russell indices, but outperformed non-US REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:
• Inclusion of specialized REITs, particularly its inclusion of tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (02/23/2022)
Dimensional US Real Estate ETF – NAV	33.87%	2.44%
Russell 3000® Index[1]	37.86%	12.75%
Dow Jones U.S. Select REIT Index	35.66%	2.30%
[108]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,194,983,000
Holdings Count | $ / shares	136
Advisory Fees Paid, Amount	$ 1,619,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,194,983
Number of Holdings	136
Net Advisory Fees Paid (Thousands)	$1,619
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Prologis, Inc.	7.7%
American Tower Corp.	7.3%
Equinix, Inc.	6.4%
Welltower, Inc.	4.9%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.1%
Public Storage	3.9%
Realty Income Corp.	3.9%
Crown Castle, Inc.	3.5%
Iron Mountain, Inc.	2.7%

Sector Allocation (% of Total Investments)
Real Estate	100.0%
[109],[110]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Small Cap Value ETF
Class Name	Dimensional US Small Cap Value ETF
Trading Symbol	DFSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 28.63% for the Fund and 31.77% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (02/23/2022)
Dimensional US Small Cap Value ETF – NAV	28.63%	9.39%
Russell 3000® Index[1]	37.86%	12.75%
Russell 2000® Value Index	31.77%	5.29%
[111]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,861,116,000
Holdings Count | $ / shares	994
Advisory Fees Paid, Amount	$ 8,218,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,861,116
Number of Holdings	994
Net Advisory Fees Paid (Thousands)	$8,218
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	0.7%
Invesco, Ltd.	0.7%
Jackson Financial, Inc.	0.7%
Taylor Morrison Home Corp.	0.7%
Lithia Motors, Inc.	0.6%
United States Steel Corp.	0.6%
Pinnacle Financial Partners, Inc.	0.6%
First Horizon Corp.	0.6%
WESCO International, Inc.	0.6%
Commercial Metals Co.	0.6%

Sector Allocation (% of Total Investments)
Financials	28.7%
Industrials	18.2%
Consumer Discretionary	14.8%
Energy	11.3%
Materials	7.2%
Information Technology	5.7%
Health Care	4.7%
Consumer Staples	4.2%
Communication Services	3.5%
Real Estate	1.2%
Utilities	0.5%
[112],[113]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Sustainability Core 1 ETF
Class Name	Dimensional US Sustainability Core 1 ETF
Trading Symbol	DFSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 38.74% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
• Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/01/2022)
Dimensional US Sustainability Core 1 ETF – NAV	38.74%	22.74%
Russell 3000® Index	37.86%	22.42%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,226,451,000
Holdings Count | $ / shares	1,966
Advisory Fees Paid, Amount	$ 1,377,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,226,451
Number of Holdings	1,966
Net Advisory Fees Paid (Thousands)	$1,377
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Alphabet, Inc.	3.4%
Meta Platforms, Inc.	3.3%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.4%
UnitedHealth Group, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Visa, Inc.	1.0%
Broadcom, Inc.	1.0%

Sector Allocation (% of Total Investments)
Information Technology	24.7%
Financials	17.8%
Industrials	13.1%
Health Care	12.0%
Consumer Discretionary	11.6%
Communication Services	9.4%
Consumer Staples	5.7%
Materials	2.8%
Energy	1.7%
Utilities	0.8%
Real Estate	0.4%
[114],[115]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World Equity ETF
Class Name	Dimensional World Equity ETF
Trading Symbol	DFAW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$29	0.25%[1]
[116]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%	[116]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 31.89% for the Fund and 32.33% for the MSCI All Country World IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalization detracted.
• Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/26/2023)
Dimensional World Equity ETF – NAV	31.89%	25.35%
MSCI All Country World IMI Index (net div.)	32.33%	25.71%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 507,963,000
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 6,000
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$507,963
Number of Holdings	5
Net Advisory Fees Paid (Thousands)	$6
Portfolio Turnover Rate	-%*
[117]
Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
Dimensional U.S. Core Equity 2 ETF	53.9%
Dimensional International Core Equity 2 ETF	18.1%
Dimensional US Core Equity 1 ETF	18.0%
Dimensional Emerging Markets Core Equity 2 ETF	7.9%
Dimensional Global Real Estate ETF	2.1%

Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World ex U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World ex U.S. Core Equity 2 ETF
Class Name	Dimensional World ex U.S. Core Equity 2 ETF
Trading Symbol	DFAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 22.75% for the Fund and 24.25% for the MSCI All Country World ex USA IMI Index (net dividends), the Fund’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on stocks with high profitability, particularly within value stocks, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional World ex U.S. Core Equity 2 ETF – NAV[1]	22.75%	6.78%	5.37%
MSCI All Country World ex USA IMI Index (net div.)[2]	24.25%	5.83%	4.92%
MSCI All Country World ex USA Index (net div.)	24.33%	5.78%	4.79%
[118],[119]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,169,659,000
Holdings Count | $ / shares	10,215
Advisory Fees Paid, Amount	$ 16,642,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,169,659
Number of Holdings	10,215
Net Advisory Fees Paid (Thousands)	$16,642
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	1.5%
Shell PLC	0.8%
TotalEnergies SE	0.7%
Novo Nordisk A/S	0.7%
Toyota Motor Corp.	0.7%
Samsung Electronics Co., Ltd.	0.6%
Novartis AG	0.6%
Tencent Holdings, Ltd.	0.6%
Nestle SA	0.5%
BP PLC	0.4%

Top Countries (% of Total Investments)
Japan	15.7%
United Kingdom	7.7%
Canada	7.9%
China	8.1%
France	5.2%
Switzerland	5.4%
Germany	5.3%
India	6.7%
Taiwan	6.4%
Australia	4.6%
[120],[121]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Vector Equity ETF
Class Name	Dimensional US Vector Equity ETF
Trading Symbol	DXUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of September 10, 2024 (date of the Fund’s inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$4	0.28%1,2,[3]
[122],[123],[124]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.28%	[122],[123],[124]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on September 10, 2024, through October 31, 2024, total NAV returns were 4.50% for the Fund and 4.36% for the Russell 3000® Index, the Fund’s benchmark.
Due to the short time since inception, we are unable to meaningfully describe the difference in performance between the Fund and benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (09/10/2024)
Dimensional US Vector Equity ETF – NAV	4.50%
Russell 3000® Index	4.36%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 70,318,000
Holdings Count | $ / shares	2,033
Advisory Fees Paid, Amount	$ 17,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$70,318
Number of Holdings	2,033
Net Advisory Fees Paid (Thousands)	$17
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	4.1%
NVIDIA Corp.	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc.	2.1%
Alphabet, Inc.	2.0%
Amazon.com, Inc.	1.6%
Eli Lilly & Co.	0.8%
JPMorgan Chase & Co.	0.7%
Exxon Mobil Corp.	0.6%
Visa, Inc.	0.6%

Sector Allocation (% of Total Investments)
Information Technology	19.0%
Financials	17.8%
Industrials	16.2%
Consumer Discretionary	11.8%
Health Care	9.3%
Communication Services	6.9%
Energy	6.0%
Consumer Staples	5.9%
Materials	5.1%
Utilities	1.7%
Real Estate	0.3%
[125],[126]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Vector Equity ETF
Class Name	Dimensional International Vector Equity ETF
Trading Symbol	DXIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of September 10, 2024 (date of the Fund’s inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$5	0.34%1,2,[3]
[127],[128],[129]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.34%	[127],[128],[129]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
From inception on September 10, 2024, through October 31, 2024, total NAV returns were -0.40% for the Fund and -0.61% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
Due to the short time since inception, we are unable to meaningfully describe the difference in performance between the Fund and benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (09/10/2024)
Dimensional International Vector Equity ETF – NAV	-0.40%
MSCI World ex USA IMI Index (net div.)	-0.61%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 44,628,000
Holdings Count | $ / shares	2,612
Advisory Fees Paid, Amount	$ 2,000
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)
Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.2%
Shell PLC	1.2%
Novo Nordisk A/S	0.8%
Nestle SA	0.7%
BHP Group, Ltd.	0.7%
Novartis AG	0.7%
Deutsche Telekom AG	0.6%
Toyota Motor Corp.	0.6%
Roche Holding AG	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.6%

Top Countries (% of Total Investments)
Japan	24.1%
United Kingdom	11.7%
Canada	11.5%
Germany	8.0%
France	7.5%
Switzerland	7.2%
Australia	7.1%
Denmark	3.3%
Netherlands	3.7%
Italy	2.6%
[130],[131]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[2]
1	The Fund has added this index in response to new regulatory requirements.

[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[4]
Excludes cash investments and collateral for loaned securities

[5]
Excludes short-term investments and collateral for loaned securities.

[6]
Excludes short-term investments and collateral for loaned securities.

[7]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[8]
Excludes short-term investments and collateral for loaned securities.

[9]
Excludes short-term investments and collateral for loaned securities.

[10]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[11]
Excludes short-term investments and collateral for loaned securities.

[12]
Excludes short-term investments and collateral for loaned securities.

[13]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[14]
Excludes short-term investments and collateral for loaned securities.

[15]
Excludes short-term investments and collateral for loaned securities.

[16]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[17]
1	The Fund has added this index in response to new regulatory requirements.

[18]
Excludes short-term investments and collateral for loaned securities.

[19]
Excludes short-term investments and collateral for loaned securities.

[20]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[21]
2	Annualized

[22]
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[23]
Excludes cash investments and collateral for loaned securities

[24]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[25]
2	Annualized

[26]
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[27]
Excludes cash investments and collateral for loaned securities

[28]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[29]
2	Annualized

[30]
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[31]
Excludes cash investments and collateral for loaned securities

[32]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[33]
1	The Fund has added this index in response to new regulatory requirements.

[34]
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[35]
Excludes short-term investments and collateral for loaned securities.

[36]
Excludes short-term investments and collateral for loaned securities.

[37]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[38]
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

[39]
Excludes cash investments and collateral for loaned securities

[40]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[41]
1	The Fund has added this index in response to new regulatory requirements.

[42]
Excludes cash investments and collateral for loaned securities

[43]
Excludes short-term investments and collateral for loaned securities.

[44]
Excludes short-term investments and collateral for loaned securities.

[45]
Excludes short-term investments and collateral for loaned securities.

[46]
Excludes short-term investments and collateral for loaned securities.

[47]
Excludes short-term investments and collateral for loaned securities.

[48]
Excludes short-term investments and collateral for loaned securities.

[49]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[50]
1	The Fund has added this index in response to new regulatory requirements.

[51]
Excludes short-term investments and collateral for loaned securities.

[52]
Excludes short-term investments and collateral for loaned securities.

[53]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[54]
1	The Fund has added this index in response to new regulatory requirements.

[55]
Excludes short-term investments and collateral for loaned securities.

[56]
Excludes short-term investments and collateral for loaned securities.

[57]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[58]
Excludes short-term investments and collateral for loaned securities.

[59]
Excludes short-term investments and collateral for loaned securities.

[60]
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.

[61]
2	The Fund has added this index in response to new regulatory requirements.

[62]
Excludes short-term investments and collateral for loaned securities.

[63]
Excludes short-term investments and collateral for loaned securities.

[64]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[65]
1	The Fund has added this index in response to new regulatory requirements.

[66]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[67]
1	The Fund has added this index in response to new regulatory requirements.

[68]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[69]
Excludes cash investments and collateral for loaned securities

[70]
1	The Fund has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[71]
Excludes short-term investments and collateral for loaned securities.

[72]
Excludes short-term investments and collateral for loaned securities.

[73]
1	The Fund has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[74]
Excludes short-term investments and collateral for loaned securities.

[75]
Excludes short-term investments and collateral for loaned securities.

[76]
1	The Fund has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on May 6, 2022. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on May 9, 2022.

[77]
2	The Fund has added this index in response to new regulatory requirements.

[78]
Excludes short-term investments and collateral for loaned securities.

[79]
Excludes short-term investments and collateral for loaned securities.

[80]
1	The Fund has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[81]
2	The Fund has added this index in response to new regulatory requirements.

[82]
Excludes short-term investments and collateral for loaned securities.

[83]
Excludes short-term investments and collateral for loaned securities.

[84]
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[85]
2	The Fund has added this index in response to new regulatory requirements.

[86]
Excludes short-term investments and collateral for loaned securities.

[87]
Excludes short-term investments and collateral for loaned securities.

[88]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[89]
1	The Fund has added this index in response to new regulatory requirements.

[90]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[91]
Excludes cash investments and collateral for loaned securities

[92]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[93]
Excludes short-term investments and collateral for loaned securities.

[94]
Excludes short-term investments and collateral for loaned securities.

[95]
Excludes short-term investments and collateral for loaned securities.

[96]
Excludes short-term investments and collateral for loaned securities.

[97]
Excludes short-term investments and collateral for loaned securities.

[98]
Excludes short-term investments and collateral for loaned securities.

[99]
1	The Fund has added this index in response to new regulatory requirements.

[100]
Excludes short-term investments and collateral for loaned securities.

[101]
Excludes short-term investments and collateral for loaned securities.

[102]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[103]
2	Annualized

[104]
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[105]
Excludes short-term investments and collateral for loaned securities.

[106]
Excludes short-term investments and collateral for loaned securities.

[107]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[108]
1	The Fund has added this index in response to new regulatory requirements.

[109]
Excludes short-term investments and collateral for loaned securities.

[110]
Excludes short-term investments and collateral for loaned securities.

[111]
1	The Fund has added this index in response to new regulatory requirements.

[112]
Excludes short-term investments and collateral for loaned securities.

[113]
Excludes short-term investments and collateral for loaned securities.

[114]
Excludes short-term investments and collateral for loaned securities.

[115]
Excludes short-term investments and collateral for loaned securities.

[116]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[117]
*	Amount is less than 1%.

[118]
1	The Fund has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.

[119]
2	The Portfolio has added this index in response to new regulatory requirements.

[120]
Excludes short-term investments and collateral for loaned securities.

[121]
Excludes short-term investments and collateral for loaned securities.

[122]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[123]
2	Annualized

[124]
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[125]
Excludes short-term investments and collateral for loaned securities.

[126]
Excludes short-term investments and collateral for loaned securities.

[127]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[128]
2	Annualized

[129]
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[130]
Excludes short-term investments and collateral for loaned securities.

[131]
Excludes short-term investments and collateral for loaned securities.